Segment information - Adjustment to EBITDA (Details) - BRL (R$)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2026	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Notes and other explanatory information [abstract]
Fair value adjustment of biological assets				R$ 1,157,728,000	R$ (73,248,000)	R$ 1,516,458,000
Loss from associates and joint ventures	R$ (7,976,000)		R$ (79,268,000)	(33,572,000)	(268,350,000)
Impairment loss (reversal of impairment loss) recognised in profit or loss		R$ (88,871,000)			(88,871,000)
Income (loss) on disposal and write-off of non-current assets				146,036,000	(183,356,000)
(Provision)/Reversals for losses on ICMS credits (note 13.1)				(29,756,000)	(151,669,000)
Expenses on Asset Acquisition and Business Combinations (2)				(295,867,000)	(41,423,000)
Restructuring expenses (3)				(64,219,000)	(106,000)
Other				2,725,000	(16,534,000)
Adjustments to EBITDA				R$ 883,075,000	R$ (823,557,000)